NON-CONTROLLING INTERESTS (Details 2) - USD ($)	Dec. 31, 2023	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021
IfrsStatementLineItems [Line Items]
Current assets	$ 15,612,537	$ 17,421,537	$ 7,910,013
Current liabilities	11,770,203	13,004,181	5,315,904
Canopy Management [Member]
IfrsStatementLineItems [Line Items]
Current assets	4,521,194	4,192,902	3,200,701	$ 3,093,330
Non-current assets	4,390,297	4,016,860	3,741,309	4,023,521
Current liabilities	2,275,147	2,048,167	2,337,695	1,708,330
Non-current liabilities	560,425	253,340	715,461	1,225,804
Advances due to parent				530,020
Net income (loss) for the year	$ 29,607	$ (129,279)	$ (27,507)	$ 2,196,479